Other taxes receivable & Other taxes payable - Narrative (Details)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Value added tax receivable, maturity period	3 years 6 months
Value added tax payable, maturity period	2 years